Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Risk and Uncertainty [Line Items]
Schedule of Risk and Uncertainty
As of December 31, 2025 and 2024, the following investments each represents more than 10% of the fair value of the Plan's total investments.

	2025	2024
	(in thousands)
GE Aerospace Common Stock	$2,988,451	$1,763,873
U.S. Large-Cap Equity Index Fund	2,414,333	2,127,712
Russell 1000 Index Non-Lendable Fund	2,326,436	1,847,971
Non-U.S. Equity Index Fund	1,823,383	—
SSGA US Core Equity Fund	—	2,309,195